[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

May 1, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account Seven ("Registrant")
     American General Life Insurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-09003)
     (Central Index Key  0001070231)


FILE NUMBER          PRODUCT NAME
-----------          ------------
333-185790           Polaris Platinum O-Series
333-185795           Polaris II A-Class Platinum Series
333-185807           Polaris II A-Class Platinum Series/Polaris II A-Class



Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form
   of Prospectuses and   Statements of Additional Information that would have
   been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6505.

Very truly yours,

/s/ Kyoko Rossman
Kyoko Rossman
Senior Director, Legal Services